Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Information on Geographical Areas
	For the year ended December 31, 2017
	U.S.A.	International	Total
	USD in thousands
Total revenues	59,525	5,422	64,947

	For the year ended December 31, 2016
	U.S.A.	International	Total
	USD in thousands
Total revenues	30,716	5,663	36,379

	For the year ended December 31, 2015
	U.S.A.	International	Total
	USD in thousands
Total revenues	20,271	5,825	26,096

  * Virtually all of the Company’s long-lived assets are located in Israel.